INVESTMENT IN A FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT, AT CONTRACT VALUE	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
INVESTMENT IN A FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT, AT CONTRACT VALUE	INVESTMENT IN A FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT, AT CONTRACT
VALUE

The Plan offers a stable value fund investment option, the GIF. The GIF is a traditional fully benefit-responsive guaranteed investment contract with the issuer, EAIC, which invests primarily in public bonds, private securities and commercial mortgages. EAIC maintains the contributions in a general account. Under the GIF, the Plan Sponsor enters the contract directly with EAIC and participants may direct permitted withdrawals or transfers of all or a portion of their account balance at contract value within reasonable time frames. The contract value represents contributions made to the contract, plus earnings at guaranteed crediting rates, less withdrawals and fees. The repayment of principal and interest credited to Plan participants is a financial obligation of EAIC. Accordingly, the GIF is considered a fully benefit-responsive investment contract. As of December 31, 2025 and 2024, the GIF totaled $56,557,625 and $69,267,664, respectively.

The Plan’s ability to receive amounts due is dependent on EAIC’s ability to meet its financial obligations, which may be affected by future economic and regulatory developments.
Generally, there are no probable events known to the Plan that would limit its ability to transact at contract value with EAIC or with the participants. In addition, there are no events that allow EAIC to terminate the contract with the Plan and settle at an amount different from contract value.